26. Segments (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net revenue
Passenger	R$ 10,633,488	R$ 9,564,041	R$ 9,047,081
Cargo and other	777,866	764,993	673,416
Total net revenue	11,411,354	10,329,034	9,720,497
Operating costs and expenses
Salaries, bonus and benefits	(1,903,852)	(1,708,111)	(1,656,785)
Aircraft fuel	(3,867,673)	(2,887,737)	(2,695,390)
Aircraft rent	(1,112,837)	(939,744)	(996,945)
Sales and marketing	(581,977)	(590,814)	(555,984)
Landing fees	(743,362)	(664,170)	(687,366)
Aircraft, traffic and mileage servicing	(613,768)	(628,140)	(610,293)
Maintenance, materials and repairs	(570,333)	(368,719)	(593,090)
Depreciation and amortization	(668,516)	(505,425)	(447,668)
Passenger Service Expenses	(474,117)	(437,045)	(461,837)
Other operating income, net	524,656	(610,310)	(320,948)
Total operating income (expenses)	(10,011,779)	(9,340,215)	(9,026,306)
Equity results	387	544	(1,280)
Operating result before financial result, net and income taxes	1,399,962	989,363	692,911
Financial income	259,728	213,446	568,504
Financial expenses	1,061,089	1,050,461	1,271,564
Exchange rate variation, net	(1,081,197)	(81,744)	1,367,937
Total financial results	(1,882,558)	(918,759)	664,877
Income (loss) before income taxes	(482,596)	70,604	1,357,788
Income taxes	297,128	(307,213)	259,058
Net income (loss) for the year (as restated)	(779,724)	377,817	1,098,730
Attributable to equity holders of the parent	(1,085,393)	18,792	845,985
Attributable to non-controlling interests from Smiles	305,669	359,025	252,745
Flight transportation [Member]
Net revenue
Passenger	10,199,092	9,165,936	8,721,323
Cargo and other	422,432	388,548	342,690
Mileage revenue	0	0	0
Total net revenue	10,621,524	9,554,484	9,064,013
Operating costs and expenses
Salaries, bonus and benefits	(1,821,521)	(1,654,388)	(1,615,740)
Aircraft fuel	(3,867,673)	(2,887,737)	(2,695,390)
Aircraft rent	(1,112,837)	(939,744)	(996,945)
Sales and marketing	(507,721)	(518,025)	(494,076)
Landing fees	(743,362)	(664,170)	(687,366)
Aircraft, traffic and mileage servicing	(661,260)	(649,498)	(658,015)
Maintenance, materials and repairs	(570,333)	(368,719)	(593,090)
Depreciation and amortization	(651,158)	(491,806)	(439,173)
Passenger Service Expenses	(474,117)	(437,045)	(461,837)
Other operating income, net	483,699	(591,087)	(316,766)
Total operating income (expenses)	(9,926,283)	(9,202,219)	(8,958,398)
Equity results	315,721	395,245	287,134
Operating result before financial result, net and income taxes	1,010,962	747,510	392,749
Financial income	166,348	184,448	395,901
Financial expenses	(1,185,889)	(1,225,315)	(1,311,940)
Exchange rate variation, net	(1,084,543)	(78,462)	1,362,145
Total financial results	(2,104,084)	(1,119,329)	446,106
Income (loss) before income taxes	(1,093,122)	(371,819)	838,855
Income taxes	7,729	390,611	7,130
Net income (loss) for the year (as restated)	(1,085,393)	18,792	845,985
Attributable to equity holders of the parent	(1,085,393)	18,792	845,985
Attributable to non-controlling interests from Smiles	0	0	0
Smiles loyalty program [Member]
Net revenue
Passenger	0	0	0
Cargo and other	0	0	0
Mileage revenue	987,444	899,576	792,716
Total net revenue	987,444	899,576	792,716
Operating costs and expenses
Salaries, bonus and benefits	(82,331)	(53,723)	(41,045)
Aircraft fuel	0	0	0
Aircraft rent	0	0	0
Sales and marketing	(74,256)	(69,917)	(61,908)
Landing fees	0	0	0
Aircraft, traffic and mileage servicing	(107,489)	(86,132)	(73,898)
Maintenance, materials and repairs	0	0	0
Depreciation and amortization	(17,358)	(13,619)	(8,495)
Passenger Service Expenses	0	0	0
Other operating income, net	35,959	(26,385)	(3,793)
Total operating income (expenses)	(245,475)	(249,776)	(189,139)
Equity results	0	0	(2,530)
Operating result before financial result, net and income taxes	741,969	649,800	601,047
Financial income	220,628	205,431	212,758
Financial expenses	(2,326)	(2,201)	(168)
Exchange rate variation, net	3,223	(3,284)	5,792
Total financial results	221,525	199,946	218,382
Income (loss) before income taxes	963,494	849,746	819,429
Income taxes	(317,652)	(89,131)	(271,156)
Net income (loss) for the year (as restated)	645,842	760,615	548,273
Attributable to equity holders of the parent	340,173	401,590	295,528
Attributable to non-controlling interests from Smiles	305,669	359,025	252,745
Combined information [Member]
Net revenue
Passenger	10,199,092	9,165,936	8,721,323
Cargo and other	422,432	388,548	342,690
Mileage revenue	987,444	899,576	792,716
Total net revenue	11,608,968	10,454,060	9,856,729
Operating costs and expenses
Salaries, bonus and benefits	(1,903,852)	(1,708,111)	(1,656,785)
Aircraft fuel	(3,867,673)	(2,887,737)	(2,695,390)
Aircraft rent	(1,112,837)	(939,744)	(996,945)
Sales and marketing	(581,977)	(587,942)	(555,984)
Landing fees	(743,362)	(664,170)	(687,366)
Aircraft, traffic and mileage servicing	(768,749)	(735,630)	(731,913)
Maintenance, materials and repairs	(570,333)	(368,719)	(593,090)
Depreciation and amortization	(668,516)	(505,425)	(447,668)
Passenger Service Expenses	(474,117)	(437,045)	(461,837)
Other operating income, net	519,658	(617,472)	(320,559)
Total operating income (expenses)	(10,171,758)	(9,451,995)	(9,147,537)
Equity results	315,721	395,245	284,604
Operating result before financial result, net and income taxes	1,752,931	1,397,310	993,796
Financial income	386,976	389,879	608,659
Financial expenses	(1,188,215)	(1,227,516)	(1,312,108)
Exchange rate variation, net	(1,081,320)	(81,746)	1,367,937
Total financial results	(1,882,559)	(919,383)	664,488
Income (loss) before income taxes	(129,628)	477,927	1,658,284
Income taxes	(309,923)	301,480	(264,026)
Net income (loss) for the year (as restated)	(439,551)	779,407	1,394,258
Attributable to equity holders of the parent	(745,220)	420,382	1,141,513
Attributable to non-controlling interests from Smiles	305,669	359,025	252,745
Eliminations [Member]
Net revenue
Passenger	434,396	398,105	325,758
Cargo and other	(12,799)	40,159	(21,573)
Mileage revenue	(619,211)	(482,972)	(440,417)
Total net revenue	(197,614)	(125,026)	(136,232)
Operating costs and expenses
Salaries, bonus and benefits	0	0	0
Aircraft fuel	0	0	0
Aircraft rent	0	0	0
Sales and marketing	0	(2,872)	0
Landing fees	0	0	0
Aircraft, traffic and mileage servicing	154,981	107,490	121,620
Maintenance, materials and repairs	0	0	0
Depreciation and amortization	0	0	0
Passenger Service Expenses	0	0	0
Other operating income, net	4,998	7,162	(389)
Total operating income (expenses)	159,979	111,780	(121,231)
Equity results	(315,334)	(394,701)	(285,884)
Operating result before financial result, net and income taxes	(352,969)	(407,947)	(300,885)
Financial income	(127,248)	(176,433)	(40,155)
Financial expenses	127,126	177,055	40,544
Exchange rate variation, net	123	2	0
Total financial results	1	624	389
Income (loss) before income taxes	(352,968)	(407,323)	(300,496)
Income taxes	12,795	5,733	4,968
Net income (loss) for the year (as restated)	(340,173)	(401,590)	(295,528)
Attributable to equity holders of the parent	(340,173)	(401,590)	(295,528)
Attributable to non-controlling interests from Smiles	0	0	0
Total Consolidated [Member]
Net revenue
Passenger	10,633,488	9,564,041	9,047,081
Cargo and other	409,633	348,389	321,117
Mileage revenue	368,233	416,604	352,299
Total net revenue	11,411,354	10,329,034	9,720,497
Operating costs and expenses
Salaries, bonus and benefits	(1,903,852)	(1,708,111)	(1,656,785)
Aircraft fuel	(3,867,673)	(2,887,737)	(2,695,390)
Aircraft rent	(1,112,837)	(939,744)	(996,945)
Sales and marketing	(581,977)	(590,814)	(555,984)
Landing fees	(743,362)	(664,170)	(687,366)
Aircraft, traffic and mileage servicing	(613,768)	(628,140)	(610,293)
Maintenance, materials and repairs	(570,333)	(368,719)	(593,090)
Depreciation and amortization	(668,516)	(505,425)	(447,668)
Passenger Service Expenses	(474,117)	(437,045)	(461,837)
Other operating income, net	524,656	(610,310)	(320,948)
Total operating income (expenses)	(10,011,779)	(9,340,215)	(9,026,306)
Equity results	387	544	(1,280)
Operating result before financial result, net and income taxes	1,399,962	989,363	692,911
Financial income	259,728	213,446	568,504
Financial expenses	(1,061,089)	(1,050,461)	(1,271,564)
Exchange rate variation, net	(1,081,197)	(81,744)	1,367,937
Total financial results	(1,882,558)	(918,759)	664,877
Income (loss) before income taxes	(482,596)	70,604	1,357,788
Income taxes	(297,128)	307,213	(259,058)
Net income (loss) for the year (as restated)	(779,724)	377,817	1,098,730
Attributable to equity holders of the parent	(1,085,393)	18,792	845,985
Attributable to non-controlling interests from Smiles	R$ 305,669	R$ 359,025	R$ 252,745